Commitments and Contingencies - Schedule of Maturity of Lease Liabilities Under Operating Lease (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities Under Operating Lease [Abstract]
2025	$ 10,753
2026 and thereafter
Total lease payments	10,753
Amount of lease payments representing interest	(44)
Total present value of operating lease liabilities (current liability)	$ 10,709	$ 129,396